Note 9 - Financial Income and Expenses - Components of Financial Income and Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement Line Items [Line Items]
Interest income, bank	$ 41	$ 47	$ 95	$ 98
Foreign exchange gains	131	0	203	234
Change in fair value of derivative liability	0	0	5,368	0
Total financial income	220	47	5,838	332
Interest expenses	(185)	(177)	(374)	(355)
Interest expenses, lease liabilities	(40)	(44)	(81)	(87)
Remeasurement of warrant obligation	(34)	(57)	(34)	(57)
Change in fair value of derivative liability	(1,654)	0	(1,654)	0
Foreign exchange losses	(123)	0	(139)	(105)
Total financial expenses	(2,036)	(278)	(2,282)	(604)
Net financial items	(1,816)	(231)	3,556	(272)
Warrant liabilities [member]
Statement Line Items [Line Items]
Remeasurement of warrant obligation	$ 48	$ 0	$ 172	$ 0